Risk and Capital Management - Summary of Exposure Weighted by Credit Risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	R$ 714,969	R$ 660,516
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	40,276	45,629
Loan Operations - Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	124,356	114,141
Loan Operations - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	256,958	240,816
Joint Liabilities - Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	140	172
Joint Liabilities - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	43,288	45,405
Loan Commitments - Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	33,871	31,058
Loan Commitments - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	10,673	9,017
Derivatives - Future potential gain [member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	4,193	5,457
Agency transition [member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	3,330
Other exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	R$ 197,884	R$ 168,821